Securities Act of 1933 Registration No. 002-25235

Investment Company Act of 1940 Registration No. 811-01400

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.  ______

☒ Post-Effective Amendment No.  93

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒ Amendment No.  93

Fidelity Contrafund

 (Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number: 617-563-7000

Marc Bryant, Secretary

245 Summer Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

It is proposed that this filing will become effective on February 17, 2017 pursuant to paragraph (b) at 5:30 p.m. Eastern Time.

☒ This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment is to designate a new effective date, February 17, 2017, for the Post-Effective Amendment 90 previously filed on December 2, 2016, for Fidelity Flex Opportunistic Insights Fund.

The Post-Effective Amendment 91 filed on February 3, 2017 for Fidelity Advisor New Insights Fund Class Transaction, which relates to a new prospectus for Fidelity Advisor New Insights Fund Class Transaction, is not affected by this request.

The Post-Effective Amendment 92 filed on February 3, 2017 for Fidelity Contrafund K6 Fund which relates to a new prospectus for Fidelity Contrafund K6 Fund, is not affected by this request.

The Prospectus and Statement of Additional Information (SAI) for Fidelity Flex Opportunistic Insights Fund are identical to those filed in Post-Effective Amendment No. 90, the Part C is identical to the Part C filed in Post-Effective Amendment No. 92, and the Prospectus, SAI, and Part C are incorporated herein in their entirety by reference to those previously filed Post-Effective Amendments.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 93 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 14th day of February 2017.

Fidelity Contrafund

	By	/s/Stacie M. Smith
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Stacie M. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Stacie M. Smith		President and Treasurer	February 14, 2017
Stacie M. Smith		(Principal Executive Officer)

/s/Howard J. Galligan III		Chief Financial Officer	February 14, 2017
Howard J. Galligan III		(Principal Financial Officer)

/s/James C. Curvey	*	Trustee	February 14, 2017
James C. Curvey

/s/Dennis J. Dirks	*	Trustee	February 14, 2017
Dennis J. Dirks

/s/Alan J. Lacy	*	Trustee	February 14, 2017
Alan J. Lacy

/s/Ned C. Lautenbach	*	Trustee	February 14, 2017
Ned C. Lautenbach

/s/Joseph Mauriello	*	Trustee	February 14, 2017
Joseph Mauriello

/s/Charles S. Morrison	*	Trustee	February 14, 2017
Charles S. Morrison

/s/Robert W. Selander	*	Trustee	February 14, 2017
Robert W. Selander

/s/Cornelia M. Small	*	Trustee	February 14, 2017
Cornelia M. Small

/s/William S. Stavropoulos	*	Trustee	February 14, 2017
William S. Stavropoulos

/s/David M. Thomas	*	Trustee	February 14, 2017
David M. Thomas

*	By:	/s/Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated April 1, 2014 and filed herewith.

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Advisor Series I

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Mt. Vernon Street Trust

Fidelity Puritan Trust

Fidelity Securities Fund

Fidelity Summer Street Trust

Fidelity Trend Fund

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

in addition to any other investment company for which Fidelity Management & Research Company (“FMR”) or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors or Trustees (collectively, the “Funds”), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Thomas C. Bogle, Joseph R. Fleming, John V. O’Hanlon, Robert W. Helm, Megan C. Johnson, and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys–in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission.  We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.  This power of attorney is effective for all documents filed on or after April 1, 2014.

WITNESS our hands on this first day of April 2014.

/s/James C. Curvey	/s/Charles S. Morrison
James C. Curvey	Charles S. Morrison
/s/Dennis J. Dirks	/s/Robert W. Selander
Dennis J. Dirks	Robert W. Selander
/s/Alan J. Lacy	/s/Cornelia M. Small
Alan J. Lacy	Cornelia M. Small
/s/Ned C. Lautenbach	/s/William S. Stavropoulos
Ned C. Lautenbach	William S. Stavropoulos
/s/Joseph Mauriello	/s/David M. Thomas
Joseph Mauriello	David M. Thomas